Presentation and preparation of the Consolidated Financial Statements - Schedule of Consolidated Financial Statement (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
PicS Ltd. [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Cayman
Principal activities		Holding
Percentage		99.61%	99.61%
Control		Direct
PicS Holding Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		Holding
Percentage		100.00%	83.66%
Control		Indirect
PicPay Instituição de Pagamento S.A.[Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities	[1]	Financial services (1)
Percentage		100.00%	100.00%
Control		Indirect
PicPay Bank - Banco Múltiplo S.A.[Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities	[1]	Bank services (1)
Percentage		100.00%	100.00%
Control		Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.[Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		P2P Lending Services
Percentage		100.00%	100.00%
Control		Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		Brokerage firm and securities dealer Company
Percentage		100.00%	100.00%
Control		Indirect
Guiabolso Correspondente Bancário e Serviços Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		Bank correspondent
Percentage		100.00%	100.00%
Control		Indirect
Guiabolso Pagamentos Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		Bank correspondent
Percentage		100.00%	100.00%
Control		Indirect
BX Negócios Inteligentes Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country		Brazil
Principal activities		Bank correspondent
Percentage		100.00%	100.00%
Control		Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[2]	Brazil
Principal activities	[2]	Receivable investment fund
Percentage	[2]	100.00%	100.00%
Control	[2]	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[2]	Brazil
Principal activities	[2]	Receivable Investment fund
Percentage	[2]	15.46%	15.46%
Control	[2]	Indirect
PicPay Participações e Investimentos Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[3]	Brazil
Principal activities	[3]	Holding
Percentage	[3]	100.00%
Control	[3]	Direct
Nosso Time Igaming S.A. [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[3]	Brazil
Principal activities	[3]	Sportbook
Percentage	[3]	95.25%
Control	[3]	Indirect
PicPay Holding Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[3]	Brazil
Principal activities	[3]	Holding
Percentage	[3]	100.00%
Control	[3]	Direct
Zem Collection Ltda [Member]
Schedule of Consolidated Financial Statement [Line Items]
Country	[3]	Brazil
Principal activities	[3]	Debt Collection Agency
Percentage	[3]	100.00%
Control	[3]	Indirect

[1]	Bank activities are focused on CDB (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit card, discount receivables, and other financial activities.
[2]	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.
[3]	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time Igaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).